Private Placement Warrants and Recurring Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value of the Private Placement Warrants	The key inputs into the Black-Scholes model in determining the fair value of the Private Placement Warrants were as follows at March 31, 2023 and December 31, 2022:
	March 31, 2023	December 31, 2022
Risk-free interest rate	3.7%	4.0%
Expected term (years)	4.3	4.5
Expected volatility	91.5%	53.3%
Exercise price	$11.50	$11.50
Dividend yield	0	0
The key inputs into the Black-Scholes model in determining the fair value of the Private Placement Warrants were as follows at December 31, 2022 and December 31, 2021:
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.0%	1.3%
Expected term (years)	4.5	5.5
Expected volatility	53.3%	18.5%
Exercise price	$11.50	$11.50
Dividend yield	0	0

Schedule of Changes in the Fair Value of the Private Placement Warrants Liability	The following table presents a summary of the changes in the fair value of the Private Placement Warrants liability since the Closing Date:
(In thousands)
Warrant liabilities at July 19, 2022	$114
Change in fair value of warrant liabilities	(90)
Warrant liabilities at December 31, 2022	24
Change in fair value of warrant liabilities	(13)
Warrant liabilities at March 31, 2023	$11
The following table presents a summary of the changes in the fair value of the Private Placement Warrants liability since the Closing Date:
(in thousands)
Warrant liabilities at July 19, 2022	$114
Change in fair value of warrant liabilities	(90)
Warrant liabilities at December 31, 2022	$24

Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
	(In thousands)
	March 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$11	$—	$—	$11
Total	$11	$—	$—	$11
	(In thousands)
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$24	$—	$—	$24
Total	$24	$—	$—	$24
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. As of December 31, 2021, no assets and liabilities were measured at fair value on a recurring basis.
	(in thousands)
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$24	$—	$—	$24
Total	$24	$—	$—	$24